Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Investments [Line Items]
Schedule of assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurement Using Significant Other
	Observable Inputs (Level 2)
	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2(d))
Short-term investments	562,794	1,113,536	159,949
Long-term investments	52,441	282,995	40,650

	Fair Value Measurement Using
	Unobservable Inputs (Level 3)
	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2(d))
Short-term investments	255,237	114,043	16,381
Long-term investments	844,843	711,927	102,262
Contingent consideration for acquisitions - short term	25,692	19,273	2,768
Contingent consideration for acquisitions - long term	10,764	10,947	1,573

Schedule of roll forward of major Level 3 investments

The roll forward of major Level 3 investments are as following:

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2(d))
Fair value of Level 3 investment at the beginning of the year	—	1,100,080	158,017
Addition	1,547,135	494,100	70,973
Decrease	(457,564)	(795,587)	(114,279)
The change in fair value of the investments	10,509	27,377	3,932
Fair value of Level 3 investment at the end of the year	1,100,080	825,970	118,643

Schedule of roll forward of contingent consideration for acquisitions

The roll forward of contingent consideration for acquisitions is as below:

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of the year	38,116	36,456	5,237
Addition	10,382	7,341	1,055
Net change in fair value	(5,242)	344	49
Payment	(6,800)	(13,921)	(2,000)
Balance at the end of the year	36,456	30,220	4,341

Schedule of cash, cash equivalents and restricted cash

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2(d))
Cash and cash equivalents	484,101	560,356	295,463	42,441
Restricted cash	91,810	270,670	327,052	46,978
Total	575,911	831,026	622,515	89,419

Schedule of allowance for doubtful accounts

The following table summarized the details of the Group’s allowance for doubtful accounts:

	For the Years Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	4,856	16,905	20,204	2,902
Addition	13,332	4,200	30,023	4,313
Reversal	—	(901)	(1,580)	(227)
Write-offs	(1,283)	—	—	—
Balance at the end of year	16,905	20,204	48,647	6,988

Schedule of estimated useful lives of property and equipment

The estimated useful lives are as follows:

Category	Estimated useful life
Computers and equipment	3 - 5 years
Buildings	16 - 20 years
Furniture and fixtures	3 - 5 years
Vehicles	3 - 5 years
Software	5 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful life of the asset ranging from 1 – 9 years

The Affiliated Entities [Member]
Schedule of Investments [Line Items]
Schedule of financial statement amounts and balances of the Affiliated Entities were included in the consolidated financial statements

The following assets, liabilities, revenues and loss of the Affiliated Entities were included in the consolidated financial statements as of December 31, 2018 and 2019 and for the years ended December 31,2017, 2018 and 2019:

	As of December 31,
	2018	2019
	RMB	RMB	US$(Note 2(d))
ASSETS
Current assets
Cash and cash equivalents	254,373	126,096	18,113
Restricted cash	261,559	318,826	45,797
Short-term investments	584,032	831,256	119,402
Accounts receivable, net	266,225	284,469	40,861
Intercompany receivables	499,276	870,818	125,085
Prepayments and other current assets	769,824	534,144	76,725
Total current assets	2,635,289	2,965,609	425,983

Non-current assets
Long-term investments	1,022,453	1,009,049	144,941
Property and equipment, net	137,267	129,469	18,597
Intangible assets, net	85,388	91,953	13,208
Operating lease right-of-use assets, net	—	68,193	9,795
Goodwill	137,074	185,004	26,574
Other non-current assets	66,335	82,422	11,839
Total non-current assets	1,448,517	1,566,090	224,954
Total assets	4,083,806	4,531,699	650,937

LIABILITIES
Current liabilities
Short-term borrowings	47,205	184,000	26,430
Accounts and notes payable	1,251,543	1,149,051	165,051
Intercompany payable	5,141,083	5,241,312	752,867
Salary and welfare payable	82,254	81,144	11,656
Taxes payable	11,809	6,519	937
Advances from customers	998,041	1,104,505	158,652
Operating lease liabilities, current	—	30,779	4,420
Accrued expenses and other current liabilities	300,238	794,633	114,142
Total current liabilities	7,832,173	8,591,943	1,234,155
Non-current liabilities
Operating lease liabilities, non-current	—	42,155	6,055
Deferred tax liabilities	17,838	20,112	2,889
Total non-current liabilities	17,838	62,267	8,944
Total liabilities	7,850,011	8,654,210	1,243,099

	For the Years Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2(d))
Net revenues	1,954,746	1,524,924	1,181,747	169,747
Net loss	(348,755)	(29,031)	(334,832)	(48,096)
Net cash (used in)/provided by operating activities	(232,926)	31,282	(505,492)	(72,609)
Net cash used in investing activities	(1,021,286)	(465,029)	(246,340)	(35,385)
Net cash provided by financing activities	1,303,661	569,565	680,822	97,794